PREPAYMENTS - Summary of Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid operating expenses	$ 1.7	$ 1.2	$ 0.0
Prepaid bareboat hire	2.8	0.8	3.0
Prepaid customer contract assets	2.4	2.5	3.0
Other prepayments	5.3	10.7	4.4
Balance as of December 31	$ 12.2	$ 15.2	$ 10.4